Investment in Joint Ventures - Summary of Significant Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Principal activities	Manufacture and sale ofheavy-duty diesel engines,spare parts and after-salesservices
Place of incorporation	PRC
Percentage of interest held	34.40%	34.40%
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Principal activities	Manufacture off-road dieselengines
Place of incorporation	PRC
Percentage of interest held	35.90%	35.70%
Guangxi Purem Yuchai Automotive Technology Co., Ltd [member]
Disclosure of joint ventures [line items]
Principal activities	Application development,production, sales andservice on engine exhaustcontrol systems
Place of incorporation	PRC
Percentage of interest held	37.40%	37.40%